Hedge Accounting - Schedule of Breakdown by Maturity of Hedging Strategies (Detail) - BRL (R$)	Dec. 31, 2020	Dec. 31, 2019
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	R$ 215,277,000,000	R$ 116,430,000,000
Hedge of deposits and repurchase agreements [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	103,407,000,000	24,543,000,000
Hedge of highly probable forecast transactions [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	1,314,000,000	294,000,000
Hedge of assets transactions [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	5,743,000,000	5,656,000,000
Hedge of asset backed securities under repurchase agreements [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	31,417,000,000	32,130,000,000
Hedge of assets denominated in UF [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	16,677,000,000	12,582,000,000
Hedge of fair value through other comprehensive income [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	10,383,000,000	4,609,000,000
Hedges of net investment in foreign operations [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	24,619,000,000	16,947,000,000
Fair value hedge [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	29,788,000,000	19,431,000,000
Fair value hedge [Member] | Hedge of funding [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	10,200,000,000	7,436,000,000
Fair value hedge [Member] | Hedge of loan operations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	9,205,000,000	7,386,000,000
Cash flow hedges [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	160,870,000,000	80,052,000,000
Cash flow hedges [member] | Hedge of funding [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	1,996,000,000	4,590,000,000
Cash flow hedges [member] | Hedge of loan operations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	316,000,000	257,000,000
Up to one year [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	148,388,000,000	46,126,000,000
Up to one year [member] | Hedge of deposits and repurchase agreements [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	70,200,000,000	5,533,000,000
Up to one year [member] | Hedge of highly probable forecast transactions [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	1,314,000,000	294,000,000
Up to one year [member] | Hedge of assets transactions [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	3,604,000,000
Up to one year [member] | Hedge of asset backed securities under repurchase agreements [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	22,186,000,000	6,225,000,000
Up to one year [member] | Hedge of assets denominated in UF [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	15,400,000,000	9,628,000,000
Up to one year [member] | Hedge of fair value through other comprehensive income [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	5,876,000,000	4,230,000,000
Up to one year [member] | Hedges of net investment in foreign operations [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	24,619,000,000	16,947,000,000
Up to one year [member] | Fair value hedge [Member] | Hedge of funding [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	213,000,000	299,000,000
Up to one year [member] | Fair value hedge [Member] | Hedge of loan operations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	2,999,000,000	381,000,000
Up to one year [member] | Cash flow hedges [member] | Hedge of funding [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	1,765,000,000	2,562,000,000
Up to one year [member] | Cash flow hedges [member] | Hedge of loan operations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	212,000,000	27,000,000
Later than one year and not later than two years [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	18,753,000,000	32,571,000,000
Later than one year and not later than two years [member] | Hedge of deposits and repurchase agreements [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	9,077,000,000	4,409,000,000
Later than one year and not later than two years [member] | Hedge of assets transactions [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	2,139,000,000	3,671,000,000
Later than one year and not later than two years [member] | Hedge of asset backed securities under repurchase agreements [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	2,297,000,000	18,739,000,000
Later than one year and not later than two years [member] | Hedge of assets denominated in UF [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	1,277,000,000	2,954,000,000
Later than one year and not later than two years [member] | Hedge of fair value through other comprehensive income [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	1,382,000,000
Later than one year and not later than two years [member] | Fair value hedge [Member] | Hedge of funding [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	657,000,000	152,000,000
Later than one year and not later than two years [member] | Fair value hedge [Member] | Hedge of loan operations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	1,793,000,000	2,490,000,000
Later than one year and not later than two years [member] | Cash flow hedges [member] | Hedge of funding [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	27,000,000
Later than one year and not later than two years [member] | Cash flow hedges [member] | Hedge of loan operations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	104,000,000	156,000,000
Later than two years and not later than three years [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	21,249,000,000	6,149,000,000
Later than two years and not later than three years [member] | Hedge of deposits and repurchase agreements [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	13,059,000,000	1,627,000,000
Later than two years and not later than three years [member] | Hedge of assets transactions [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	0	1,985,000,000
Later than two years and not later than three years [member] | Hedge of asset backed securities under repurchase agreements [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	6,130,000,000	812,000,000
Later than two years and not later than three years [member] | Hedge of assets denominated in UF [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	0
Later than two years and not later than three years [member] | Hedge of fair value through other comprehensive income [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	10,000,000	28,000,000
Later than two years and not later than three years [member] | Fair value hedge [Member] | Hedge of funding [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	549,000,000	375,000,000
Later than two years and not later than three years [member] | Fair value hedge [Member] | Hedge of loan operations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	1,297,000,000	1,248,000,000
Later than two years and not later than three years [member] | Cash flow hedges [member] | Hedge of funding [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	204,000,000
Later than two years and not later than three years [member] | Cash flow hedges [member] | Hedge of loan operations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	0	74,000,000
Later than three years and not later than four years [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	6,127,000,000	17,147,000,000
Later than three years and not later than four years [member] | Hedge of deposits and repurchase agreements [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	5,504,000,000	8,464,000,000
Later than three years and not later than four years [member] | Hedge of asset backed securities under repurchase agreements [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value		5,621,000,000
Later than three years and not later than four years [member] | Fair value hedge [Member] | Hedge of funding [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	176,000,000	423,000,000
Later than three years and not later than four years [member] | Fair value hedge [Member] | Hedge of loan operations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	447,000,000	993,000,000
Later than three years and not later than four years [member] | Cash flow hedges [member] | Hedge of funding [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value		1,646,000,000
Later than three years and not later than four years [member] | Cash flow hedges [member] | Hedge of loan operations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	0
Later than four years and not later than five years [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	7,850,000,000	913,000,000
Later than four years and not later than five years [member] | Hedge of deposits and repurchase agreements [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	4,848,000,000
Later than four years and not later than five years [member] | Hedge of asset backed securities under repurchase agreements [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	804,000,000
Later than four years and not later than five years [member] | Hedge of fair value through other comprehensive income [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	719,000,000
Later than four years and not later than five years [member] | Fair value hedge [Member] | Hedge of funding [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	581,000,000	129,000,000
Later than four years and not later than five years [member] | Fair value hedge [Member] | Hedge of loan operations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	898,000,000	623,000,000
Later than four years and not later than five years [member] | Cash flow hedges [member] | Hedge of funding [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value		161,000,000
From five to ten years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	10,334,000,000	11,146,000,000
From five to ten years [Member] | Hedge of deposits and repurchase agreements [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	719,000,000	4,510,000,000
From five to ten years [Member] | Hedge of asset backed securities under repurchase agreements [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value		733,000,000
From five to ten years [Member] | Hedge of fair value through other comprehensive income [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	2,396,000,000	351,000,000
From five to ten years [Member] | Fair value hedge [Member] | Hedge of funding [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	5,448,000,000	4,220,000,000
From five to ten years [Member] | Fair value hedge [Member] | Hedge of loan operations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	1,771,000,000	1,111,000,000
From five to ten years [Member] | Cash flow hedges [member] | Hedge of funding [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	0	221,000,000
After ten years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	2,576,000,000	2,378,000,000
After ten years [Member] | Fair value hedge [Member] | Hedge of funding [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	2,576,000,000	1,838,000,000
After ten years [Member] | Fair value hedge [Member] | Hedge of loan operations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	R$ 0	R$ 540,000,000